Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41687
Entity Registrant Name	BITDEER TECHNOLOGIES GROUP
Entity Central Index Key	0001899123
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	08 Kallang Avenue
Entity Address, Address Line Two	Aperia tower 1, #09-03/04
Entity Address, Country	SG
Entity Address, Postal Zip Code	339509
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001
Trading Symbol	BTDR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	111,966,298
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Jihan Wu
Entity Address, Address Line One	08 Kallang Avenue
Entity Address, Address Line Two	Aperia tower 1, #09-03/04
Entity Address, Country	SG
Entity Address, Postal Zip Code	339509
City Area Code	65
Local Phone Number	62828220